Class K [Member] Expense Example - Class K - BlackRock GA Disciplined Volatility Equity Fund - Class K Shares	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	$ 640